CornerCap Small-Cap Value Fund
Schedule of Investments
June 30, 2023 (Unaudited)

	Shares	Fair Value
Common Stocks ― 98.4%
Advertising ― 0.2%
Stagwell, Inc. *	32,167	$231,924
Agriculture ― 1.5%
Fresh Del Monte Produce, Inc.	18,930	486,690
The Andersons Inc.	5,862	270,531
Turning Point Brands, Inc.	8,798	211,240
Vector Group Ltd.	50,071	641,410
Vital Farms, Inc. *	17,023	204,106
		1,813,977
Airlines ― 0.5%
Alaska Air Group, Inc. *(a)	12,216	649,647
Auto Manufacturers ― 0.4%
Blue Bird Corp. *	10,823	243,301
Wabash National Corp. (a)	10,104	259,067
		502,368
Auto Parts & Equipment ― 1.9%
Allison Transmission Holdings, Inc.	11,060	624,447
Commercial Vehicle Group, Inc. *	21,236	235,720
Fox Factory Holding Corp. *(a)	4,518	490,248
Gentex Corp.	16,623	486,389
Visteon Corp. *	3,326	477,647
		2,314,451
Banks ― 11.0%
Ameris Bancorp	14,263	487,937
Bank OZK (a)	12,324	494,932
BCB Bancorp, Inc.	16,644	195,401
Bridgewater Bancshares, Inc. *	20,766	204,545
Business First Bancshares, Inc.	12,759	192,278
Byline Bancorp, Inc.	25,777	466,306
Capital City Bank Group, Inc.	8,314	254,741
Cathay General Bancorp	14,509	467,045
Coastal Financial Corp./WA *	5,833	219,612
Columbia Banking System, Inc.	22,434	454,961
ConnectOne Bancorp, Inc.	23,363	387,592
CrossFirst Bankshares, Inc.*	67,148	671,480
Customers Bancorp, Inc. *(a)	18,034	545,709
Enterprise Financial Services Corp.	11,079	433,189
First Financial Bancorp	21,875	447,125
First Foundation, Inc.	57,638	228,823
First Merchants Corp.	16,736	472,457
First Mid Bancshares, Inc.	19,719	476,017
FNB Corp./PA	41,268	472,106
Hanmi Financial Corp.	15,566	232,400
Independent Bank Group, Inc.	10,354	357,524
Mercantile Bank Corp.	14,206	392,370
Metropolitan Bank Holding Corp. *	3,257	113,116
MVB Financial Corp.	12,955	273,091
National Bank Holdings Corp.	7,629	221,546
Northeast Bank	6,015	250,645
Peapack-Gladstone Financial Corp.	16,794	454,782
Pinnacle Financial Partners, Inc.	8,585	486,340
Preferred Bank/Los Angeles CA	9,087	499,694
QCR Holdings, Inc.	11,768	482,841
RBB Bancorp	38,031	454,090
Univest Financial Corp.	10,252	185,356
Valley National Bancorp (a)	48,792	378,138
Veritex Holdings, Inc.	24,221	434,283
Webster Financial Corp. (a)	12,018	453,679
Wintrust Financial Corp. (a)	6,871	498,972
		13,741,123
Beverages ― 0.3%
Coca-Cola Consolidated, Inc.	657	417,865
Biotechnology ― 4.8%
Adicet Bio, Inc. *	18,074	43,920
Allovir, Inc. *	31,503	107,110
ALX Oncology Holdings, Inc. *	16,935	127,182
ANI Pharmaceuticals, Inc. *	5,680	305,754
Annexon, Inc. *	22,604	79,566
Arcus Biosciences, Inc. *	6,192	125,760
Atara Biotherapeutics, Inc. *	53,629	86,343
Athira Pharma, Inc. *	37,648	111,062
Beam Therapeutics, Inc. *(a)	3,070	98,025
BioAtla, Inc. *	29,805	89,415
C4 Therapeutics, Inc. *	23,160	63,690
Caribou Biosciences, Inc. *	18,665	79,326
Century Therapeutics, Inc. *	25,978	82,090
Cue Biopharma, Inc. *	28,405	103,678
Cullinan Oncology, Inc. *	8,053	86,650
CytomX Therapeutics, Inc. *	41,458	71,308
Dyne Therapeutics, Inc. *	11,131	125,224
Edgewise Therapeutics, Inc. *	13,423	104,028
Erasca, Inc. *	27,198	75,066
Fate Therapeutics, Inc. *	20,683	98,451
Generation Bio Co. *	15,099	83,044
Graphite Bio, Inc. *	35,187	91,486
Halozyme Therapeutics, Inc. *	5,603	202,100
Harvard Bioscience, Inc. *	38,005	208,647
Homology Medicines, Inc. *	23,649	20,929
Ikena Oncology, Inc. *	14,078	92,352
Intellia Therapeutics, Inc. *	3,072	125,276
Ionis Pharmaceuticals, Inc. *	2,806	115,130
Iovance Biotherapeutics, Inc. *	13,248	93,266
iTeos Therapeutics, Inc. *	6,219	82,340
Kezar Life Sciences, Inc. *	36,199	88,688
Kinnate Biopharma, Inc. *	32,864	99,578
Kronos Bio, Inc. *	14,607	25,124
LianBio - ADR *(a)	55,388	126,285
MacroGenics, Inc. *	16,948	90,672
MeiraGTx Holdings Plc *	13,290	89,309
Mind Medicine MindMed, Inc. *	29,459	105,169
Monte Rosa Therapeutics, Inc. *	13,615	93,263
NGM Biopharmaceuticals, Inc. *	22,437	58,112
Nkarta, Inc. *	19,358	42,394
Nurix Therapeutics, Inc. *	9,383	93,736
Nuvation Bio, Inc. *	64,161	115,490
Olema Pharmaceuticals, Inc. *	12,073	109,019
Point Biopharma Global, Inc. *	14,012	126,949
Poseida Therapeutics, Inc. *	43,177	75,992
Puma Biotechnology, Inc. *	62,472	220,526
Pyxis Oncology, Inc. *	36,737	94,047
REGENXBIO, Inc. *	5,601	111,964
Sage Therapeutics, Inc. *(a)	1,906	89,620
Sangamo Therapeutics, Inc. *	33,434	43,464
Selecta Biosciences, Inc. *	51,193	57,336
Shattuck Labs, Inc. *	26,530	82,774
Sutro Biopharma, Inc. *	18,563	86,318
Tenaya Therapeutics, Inc. *	16,089	94,442
United Therapeutics Corp. *	2,027	447,460
Vir Biotechnology, Inc. *	5,227	128,218
		5,974,167
Building Materials ― 2.1%
American Woodmark Corp. *	9,452	721,849
Armstrong World Industries, Inc.	6,860	503,936
Gibraltar Industries, Inc. *	10,248	644,804
Masonite International Corp. *	4,970	509,127
Modine Manufacturing Co. *	7,188	237,348
		2,617,064
Chemicals ― 0.8%
American Vanguard Corp.	13,520	241,602
Ecovyst, Inc. *	20,604	236,122
Minerals Technologies, Inc.	8,168	471,212
		948,936
Coal ― 0.2%
Hallador Energy Co. *	33,889	290,429
Commercial Services ― 6.6%
ABM Industries, Inc.	11,042	470,941
Adtalem Global Education, Inc. *(a)	13,436	461,392
Alarm.com Holdings, Inc. *	10,983	567,602
API Group Corp. *(a)	12,600	343,476
CoreCivic, Inc. *	25,457	239,550
Ennis, Inc.	23,343	475,730
Euronet Worldwide, Inc. *	4,929	578,517
Forrester Research, Inc. *	15,601	453,833
Graham Holdings Co. - Class B	838	478,900
Healthcare Services Group, Inc.	32,930	491,645
John Wiley & Sons, Inc.	14,439	491,359
Laureate Education, Inc. (a)	20,064	242,574
LiveRamp Holdings, Inc. *	27,037	772,177
Medifast, Inc. (a)	1,414	130,314
Perdoceo Education Corp. *	38,523	472,677
Progyny, Inc. *(a)	11,778	463,347
The Aaron's Co. Inc.	35,192	497,615
WEX, Inc. *	3,343	608,660
		8,240,309
Computers ― 1.7%
NCR Corp. *	9,357	235,796
NetScout Systems, Inc. *	16,251	502,969
Qualys, Inc. *	3,475	448,866
Rapid7, Inc. *	5,207	235,773
TTEC Holdings, Inc.	6,616	223,885
Varonis Systems, Inc. *	18,361	489,321
		2,136,610
Distribution/Wholesale ― 1.2%
A-Mark Precious Metals, Inc.	6,307	236,103
MRC Global, Inc. *	42,976	432,768
Resideo Technologies, Inc. *	16,523	291,796
ScanSource, Inc. *	17,238	509,555
		1,470,222
Diversified Financial Services ― 2.1%
Affiliated Managers Group, Inc.	3,229	483,995
Amerant Bancorp, Inc.	24,832	426,862
BGC Partners, Inc. - Class A	122,392	542,197
Federated Hermes, Inc.	6,147	220,370
Victory Capital Holdings, Inc.	8,519	268,689
Virtu Financial, Inc. - Class A	25,301	432,394
The Western Union Co.	19,054	223,503
		2,598,010
Electrial Components & Equipment ― 0.2%
Energizer Holdings, Inc.	6,930	232,709
Electric ― 1.9%
ALLETE, Inc.	7,294	422,833
Black Hills Corp.	8,279	498,893
Hawaiian Electric Industries, Inc.	12,507	452,753
NorthWestern Corp.	8,876	503,802
PNM Resources, Inc.	9,908	446,851
		2,325,132
Electrical Components & Equipment ― 0.6%
Acuity Brands, Inc. (a)	2,914	475,215
Powell Industries, Inc. (a)	4,496	272,413
		747,628
Electronics ― 2.1%
Brady Corp. - Class A (a)	11,882	565,227
Jabil, Inc.	5,377	580,339
Sanmina Corp. *	8,560	515,911
Sensata Technologies Holding Plc	10,285	462,722
TTM Technologies, Inc. *	34,833	484,179
		2,608,378
Engineering & Construction ― 1.6%
EMCOR Group, Inc.	3,816	705,120
Primoris Services Corp. (a)	26,591	810,228
Sterling Infrastructure, Inc. *	9,697	541,093
		2,056,441
Entertainment ― 1.1%
Accel Entertainment, Inc. *	44,083	465,517
Everi Holdings, Inc. *	14,970	216,466
Marriott Vacations Worldwide Corp. (a)	3,707	454,923
Monarch Casino & Resort, Inc. (a)	3,354	236,289
		1,373,195
Environmental Control ― 0.2%
Stericycle, Inc. *	5,381	249,894
Food ― 0.3%
United Natural Foods, Inc. *	19,448	380,208
Gas ― 1.8%
National Fuel Gas Co.	8,888	456,488
New Jersey Resources Corp. (a)	9,189	433,721
Northwest Natural Holding Co.	10,932	470,622
Spire, Inc. (a)	7,434	471,613
UGI Corp. (a)	14,876	401,206
		2,233,650
Hand/Machine Tools ― 0.4%
Cadre Holdings, Inc.	23,220	506,196
Healthcare-Products ― 3.6%
Avanos Medical, Inc. *	15,235	389,407
Haemonetics Corp. *	6,930	590,020
Integer Holdings Corp. *	3,526	312,439
Integra LifeSciences Holdings Corp. *	11,686	480,645
iRadimed Corp.	11,553	551,540
Merit Medical Systems, Inc. *	6,527	545,918
NuVasive, Inc. *	11,136	463,146
OraSure Technologies, Inc. *	45,049	225,696
Patterson Cos., Inc.	18,054	600,476
Semler Scientific, Inc. *(a)	11,681	306,510
		4,465,797
Healthcare-Services ― 1.4%
Addus HomeCare Corp. *	5,537	513,280
Encompass Health Corp.	9,398	636,339
HealthEquity, Inc. *	4,074	257,232
The Joint Corp. *	14,814	199,989
The Pennant Group Inc. *	15,801	194,036
		1,800,876
Heatlhcare-Services ― 0.2%
Viemed Healthcare, Inc. *	24,684	241,409
Home Builders ― 0.5%
Installed Building Products, Inc.	4,207	589,653
Home Furnishing ― 0.2%
MillerKnoll, Inc.	15,300	226,134
Household Products/Wares ― 0.7%
ACCO Brands Corp.	42,401	220,909
Quanex Building Products Corp. (a)	23,304	625,713
		846,622
Insurance ― 2.8%
Axis Capital Holdings Ltd.	8,593	462,561
BRP Group, Inc. *	20,898	517,852
Essent Group Ltd.	10,479	490,417
Horace Mann Educators Corp.	15,657	464,387
James River Group Holdings Ltd.	23,912	436,633
MGIC Investment Corp.	37,862	597,841
Palomar Holdings, Inc. *(a)	8,898	516,440
		3,486,131
Internet ― 1.9%
ePlus, Inc. *	4,506	253,688
HealthStream, Inc.	10,110	248,301
Q2 Holdings, Inc. *(a)	9,690	299,421
Solo Brands, Inc. *	48,642	275,314
TripAdvisor, Inc. *(a)	28,470	469,470
Upwork, Inc. *	26,850	250,779
Yelp, Inc. *	17,482	636,520
		2,433,493
Iron/Steel ― 0.8%
Carpenter Technology Corp. (a)	9,229	518,024
Haynes International, Inc.	9,659	490,870
		1,008,894
Leisure Time ― 1.4%
Brunswick Corp./DE (a)	5,698	493,675
Harley-Davidson, Inc. (a)	13,582	478,222
Malibu Boats, Inc. - Class A *	9,248	542,487
OneSpaWorld Holdings Ltd. *	18,377	222,362
		1,736,746
Lodging ― 1.5%
Boyd Gaming Corp.	9,126	633,070
Hilton Grand Vacations, Inc. *	5,934	269,641
Playa Hotels & Resorts NV *	55,126	448,726
Travel + Leisure Co.	12,443	501,951
		1,853,388
Machinery - Construction & Mining ― 1.0%
Argan, Inc.	5,931	233,741
The Manitowoc Company, Inc. *	12,486	235,111
Oshkosh Corp.	5,882	509,322
Terex Corp.	4,861	290,834
		1,269,008
Machinery-Diversified ― 1.0%
Cactus, Inc. - Class A (a)	5,503	232,887
Gates Industrial Corp Plc *	37,037	499,259
Thermon Group Holdings, Inc. *	19,606	521,519
		1,253,665
Media ― 1.1%
Cable One, Inc. (a)	802	526,978
Gray Television, Inc.	53,835	424,220
TEGNA, Inc. (a)	27,915	453,340
		1,404,538
Metal Fabricate & Hardware ― 1.5%
AZZ, Inc.	12,201	530,256
Janus International Group, Inc. *	24,724	263,558
The Timken Company	6,197	567,211
Worthington Industries, Inc.	7,672	532,974
		1,893,999
Miscellaneous Manufacturing ― 0.6%
Core Molding Technologies, Inc. *	12,515	284,716
ESCO Technologies, Inc.	4,456	461,775
		746,491
Office Furnishings ― 0.4%
Steelcase, Inc. - Class A (a)	69,886	538,821
Office/Business Equipment ― 0.2%
Xerox Holdings Corp.	15,841	235,872
Oil & Gas ― 2.7%
Berry Corp.	65,567	451,101
California Resources Corp. (a)	11,276	510,690
Chord Energy Corp. (a)	3,293	506,463
Helmerich & Payne, Inc. (a)	11,702	414,836
Magnolia Oil & Gas Corp. (a)	22,763	475,747
Ovintiv, Inc.	13,273	505,303
PDC Energy, Inc.	7,275	517,544
		3,381,684
Oil & Gas Services ― 1.8%
ChampionX Corp. (a)	8,315	258,098
DMC Global, Inc. *	14,459	256,792
Helix Energy Solutions Group, Inc. *(a)	64,645	477,080
ProPetro Holding Corp. *	64,000	527,360
Ranger Energy Services, Inc. *	22,519	230,595
RPC, Inc. (a)	30,342	216,945
US Silica Holdings, Inc. *	19,287	233,951
		2,200,821
Packaging & Containers ― 0.7%
Clearwater Paper Corp. *	15,182	475,500
Pactiv Evergreen, Inc.	59,958	453,882
		929,382
Pharmaceuticals ― 3.5%
Alector, Inc. *	11,767	70,720
Amneal Pharmaceuticals, Inc. *	85,996	266,588
Amylyx Pharmaceuticals, Inc. *	30,670	661,552
Arvinas, Inc. *	2,644	65,624
Assertio Holdings, Inc. *(a)	38,206	207,076
Catalyst Pharmaceuticals, Inc. *	22,901	307,789
Corvus Pharmaceuticals, Inc. *	46,866	107,323
Elanco Animal Health, Inc. *	23,315	234,549
Enanta Pharmaceuticals, Inc. *	2,784	59,578
Foghorn Therapeutics, Inc. *	13,147	92,555
Gritstone bio, Inc. *	40,619	79,207
Herbalife Nutrition Ltd. *	10,784	142,780
Option Care Health, Inc. *	15,835	514,479
Passage Bio, Inc. *	31,187	29,356
Perrigo Co Plc	12,468	423,289
Premier, Inc. - Class A	16,286	450,471
Prestige Consumer Healthcare, Inc. *	9,080	539,624
Vanda Pharmaceuticals, Inc. *	16,101	106,106
		4,358,666
Pipelines ― 0.6%
EnLink Midstream LLC	52,486	556,351
Excelerate Energy, Inc. - Class A	11,508	233,958
		790,309
Real Estate Investment Trusts (REITs) ― 8.6%
Armada Hoffler Properties, Inc.	16,518	192,930
American Assets Trust, Inc.	21,225	407,520
Brixmor Property Group, Inc.	20,455	450,010
Broadstone Net Lease, Inc.	22,258	343,664
CareTrust REIT, Inc. (a)	21,110	419,244
Chatham Lodging Trust	38,119	356,794
Corporate Office Properties Trust (a)	15,916	378,005
EastGroup Properties, Inc. (a)	2,203	382,441
Elme Communities	22,096	363,258
EPR Properties (a)	11,602	542,974
Essential Properties Realty Trust, Inc. (a)	19,479	458,536
Highwoods Properties, Inc.	6,243	149,270
Independence Realty Trust, Inc.	35,976	655,483
Innovative Industrial Properties, Inc. (a)	9,030	659,280
InvenTrust Properties Corp.	7,982	184,703
Kilroy Realty Corp. (a)	13,697	412,143
National Health Investors, Inc. (a)	7,200	377,424
National Storage Affiliates Trust (a)	12,068	420,328
NETSTREIT Corp.	10,152	181,416
One Liberty Properties, Inc.	17,680	359,258
Park Hotels & Resorts, Inc. (a)	35,218	451,495
Phillips Edison & Co, Inc. (a)	12,017	409,539
Plymouth Industrial REIT, Inc. (a)	16,735	385,240
Retail Opportunity Investments Corp.	32,639	440,953
RLJ Lodging Trust (a)	37,575	385,895
The Necessity Retail REIT Inc. - Class A	30,064	203,233
Urstadt Biddle Properties, Inc. - Class A	10,672	226,887
Whitestone REIT	51,193	496,572
		10,694,495
Retail ― 2.4%
American Eagle Outfitters, Inc.	42,385	500,143
Build-A-Bear Workshop, Inc.	11,491	246,137
Dine Brands Global, Inc.	3,641	211,287
El Pollo Loco Holdings, Inc.	25,047	219,662
FirstCash Holdings, Inc.	2,917	272,244
The Gap, Inc.	26,946	240,628
La-Z-Boy, Inc. (a)	15,189	435,013
The ODP Corp. *	2,420	113,305
PriceSmart, Inc.	3,084	228,401
Sally Beauty Holdings, Inc. *(a)	39,041	482,156
		2,948,976
Savings & Loans ― 1.7%
Axos Financial, Inc. *(a)	11,085	437,193
Brookline Bancorp, Inc.	54,760	478,602
FS Bancorp, Inc.	9,148	275,080
Home Bancorp, Inc.	6,032	200,323
HomeTrust Bancshares, Inc.	11,645	243,264
Washington Federal, Inc.	17,666	468,502
		2,102,964
Semiconductors ― 1.1%
Cirrus Logic, Inc. *	3,037	246,027
Cohu, Inc. *(a)	15,267	634,497
MaxLinear, Inc. *	14,666	462,859
		1,343,383
Software ― 6.9%
Bandwidth, Inc. *	32,863	449,566
Blackbaud, Inc. *	6,858	488,152
Box, Inc. - Class A *(a)	15,212	446,929
CommVault Systems, Inc. *	6,372	462,735
Concentrix Corp. (a)	2,556	206,397
CSG Systems International, Inc.	9,109	480,409
Elastic NV *	7,333	470,192
Everbridge, Inc. *	8,309	223,512
IBEX Holdings Ltd. *	11,176	237,267
Immersion Corp.	31,751	224,797
JFrog Ltd. *	22,850	632,945
New Relic, Inc. *	7,030	460,043
Nutanix, Inc. *	8,401	235,648
Olo, Inc. *	64,811	418,679
PagerDuty, Inc. *(a)	20,986	471,765
Pegasystems, Inc. (a)	9,961	491,077
Progress Software Corp. (a)	9,593	557,353
RingCentral, Inc. *	7,480	244,820
Sapiens International Corp. NV	18,719	497,925
Smartsheet, Inc. *	10,964	419,483
SolarWinds Corp. *	31,292	321,056
Verint Systems, Inc. *(a)	6,565	230,169
		8,670,919
Telecommunications ― 1.4%
Cambium Networks Corp. *	15,253	232,151
Ciena Corp. *	11,109	472,021
CommScope Holding Co, Inc. *	43,102	242,664
Extreme Networks, Inc. *	18,957	493,830
Ooma, Inc. *	18,798	281,406
		1,722,072
Transportation ― 0.7%
Daseke, Inc. *	36,576	260,787
DHT Holdings, Inc.	24,215	206,554
World Kinect Corp. (a)	19,172	396,477
Total Common Stock		863,818
(Cost $123,239,231)		122,699,559

Contingent Value Rights ― 0.0%
Ligand Pharmaceuticals, Inc. Earn-Out Shares *(b)	491	-
Ligand Pharmaceuticals, Inc. Earn-Out Shares *(b)	491	-
Total Contingent Value Rights		-
(Cost $ -)

Money Market Fund ― 1.5%
First American Government Obligations Fund - Class X, 5.008% ^
(Cost $1,934,422)	1,934,422	1,934,422

Investments Purchased with Proceeds from Securities Lending ― 18.6%
Mount Vernon Liquid Assets Portfolio LLC, 5.220% ^
(Cost $23,277,419)	23,277,419	23,277,419

Total Investments ― 118.5%
(Cost $148,451,072)		147,911,400
Other Assets and Liabilities, Net ― (18.5)%		(23,044,757)
Total Net Assets ― 100.0%		$124,866,643

*	Non-income producing security.
(a)	This security or a portion of this security was out on loan at June 30, 2023. Total loaned securities had a fair value of $22,723,306 at June 30, 2023.
(b)
Security is categorized in Level 3 of the fair value hierarchy. These Level 3 securities have a total fair value of $0, which represents 0.0% of total net assets. Information concerning these Level 3 securities is as follows:

Security	Date Acquired	Shares	Cost Basis
Ligand Pharmaceuticals, Inc. Earn-Out Shares	11/7/2022	491	$-
Ligand Pharmaceuticals, Inc. Earn-Out Shares	11/7/2022	491	$-

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

^ The rate shown is the annualized seven-day effective yield as of June 30, 2023.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2023, the Fund's investments in securities were classified as follows:

	Uncategorized	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$122,699,559	$-	$-	$122,699,559
Investment Purchased with
Proceeds from Securities Lending	23,277,419	-	-	-	23,277,419
Contingent Value Rights	-	-	-	-	-
Money Market Fund	-	1,934,422	-	-	1,934,422
Total Investments	$23,277,419	$124,633,981	$-	$-	$147,911,400

Refer to the Schedule of Investments for further information on the classification of investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of 3/31/2023					$-
Accrued discounts/ premiums					-
Realized gain (loss)					-
Change in net unrealized appreciation (depreciation)					-
Net purchases (sales)					-
Transfers in and/or out of Level 3					-
Balance as of 6/30/2023					$-
Net change in unrealized appreciation/depreciation of Level 3 assets as of June 30, 2023					$-